Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Consolidated net income	$ 297	[1]	$ 66,921	[1]	$ 505	[1]
Adjustments to reconcile consolidated net income to net cash (used in) provided by operating activities:
Depreciation and amortization	21,355		26,133		16,068
Impairment loss on goodwill					2,951
Allowance (reversal) for inventories	(526)		1,282		83
Provision (reversal) for goods return	(402)		402
Allowance for doubtful accounts	2,158		45		5
Loss (gain) on disposal of property, plant and equipment	(3,096)		(810)		231
Gain on disposal of idle property, plant and equipment	(1,352)
Loss on disposal of other assets	366
Impairment loss on fixed assets and land use rights	34,955
Loss (gain) on derivative financial instruments	(580)		57
Share-based compensation expenses	1,536		547		112
Loss on liquidation of a subsidiary	235
Unrealized exchange gain	(2,087)		(648)		(4,134)
(Increase) decrease in deferred income taxes	4,498		5,460		(2,538)
Changes in current assets and liabilities:
(Increase) decrease in accounts receivable	82,633		(81,245)		(298)
(Increase) decrease in inventories	25,671		(25,064)		(2,881)
(Increase) decrease in prepaid expenses and other receivables	21,656		(10,030)		(14,207)
Decrease (increase) in income tax recoverable	169		(169)		105
Increase (decrease) in notes payable	(4,273)		4,005		268
(Decrease) increase in accounts payable	(92,137)		104,385		(1,535)
Increase (decrease) in accrued expenses and other payables	(8,891)		15,340		4,173
(Decrease) increase in income tax payable	(143)		3,160		(4,228)
Total adjustments	81,745		42,850		(5,825)
Net cash (used in) provided by operating activities	82,042		109,771		(5,320)
Cash flows from investing activities:
Purchase of property, plant and equipment and land use rights	(3,653)		(58,444)		(59,858)
(Increase) decrease in deposits for purchase of property, plant and equipment			4,543		(4,066)
Increase in other assets					(713)
(Payments for) cash received from derivative financial instruments	679		(156)
Proceeds from disposal of property, plant and equipment and other assets	9,752		264		52
Proceeds from disposal of idle property, plant and equipment	1,352
Cash received from finance lease receivable	3,228		1,864
Increase in fixed deposits maturing over three months	(151,741)		(14,999)		(34,825)
Net cash used in investing activities	(140,383)		(66,928)		(99,410)
Cash flows from financing activities:
Cash dividends paid	(27,093)		(12,545)		(8,961)
Proceeds from shares issued on exercise of options	2,598
Proceeds from (repayment of) Trust Receipt loans	(3,558)		3,558
Proceeds from (repayment of) bank loans	(4,824)		4,824
Net cash used in financing activities	(32,877)		(4,163)		(8,961)
Net (decrease) increase in cash and cash equivalents	(91,218)		38,680		(113,691)
Cash and cash equivalents at beginning of year	157,838		118,510		228,067
Effect of exchange rate changes on cash and cash equivalents	2,087		648		4,134
Cash and cash equivalents at end of year	68,707		157,838		118,510
Supplemental schedule of cash flow information:
Interest paid	97		278
Income taxes paid	10,232		8,464		7,136
Non-cash investing activities:
Increase (decrease) in construction cost funded through accrued expenses and other payables	$ (3,342)		$ (12,296)		$ 16,629

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.